Subsequent Events (Details)						3 Months Ended
	Jun. 09, 2015 USD ($)	Jun. 02, 2015 USD ($)	Apr. 30, 2015 USD ($) Shareholders shares	Feb. 27, 2015 USD ($)	Oct. 24, 2014 USD ($)	May. 31, 2015 USD ($)	Jul. 31, 2011
Subsequent Event [Line Items]
Ownership percentage by parent							50.00%
Subsequent Event [Member] | Avanzar Sales and Distribution LLC [Member]
Subsequent Event [Line Items]
Ownership percentage by parent			75.00%		30.00%
Voting interest acquired					51.00%
Additional ownership of subsidiary acquired			24.00%		21.00%
Payments to acquire business			$ 1,750,000	$ 400,000	$ 500,000	$ 250,000
Payable to Avanzar		$ 150,000
Monthly payments for option 2	$ 25,000
Shares issued for acquisition, number of shareholders | Shareholders			6
Subsequent Event [Member] | Avanzar Sales and Distribution LLC [Member] | Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Shares issued for acquisition (in shares) | shares			336,543